Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000226851
Shareholder Report [Line Items]
Fund Name	Access Flex Bear High Yield ProFund
Class Name	Investor
Trading Symbol	AFBIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$175	1.78%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.78%
AssetsNet	$ 631,518
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$631,518
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226852
Shareholder Report [Line Items]
Fund Name	Access Flex Bear High Yield ProFund
Class Name	Service
Trading Symbol	AFBSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$273	2.78%

Expenses Paid, Amount	$ 273
Expense Ratio, Percent	2.78%
AssetsNet	$ 631,518
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$631,518
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226849
Shareholder Report [Line Items]
Fund Name	Access Flex High Yield ProFund
Class Name	Investor
Trading Symbol	FYAIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.56%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.56%
AssetsNet	$ 10,220,398
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 122,203
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,220,398
Number of Holdings*	6
Net Investment Advisory Fees	$122,203
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000226850
Shareholder Report [Line Items]
Fund Name	Access Flex High Yield ProFund
Class Name	Service
Trading Symbol	FYASX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$259	2.56%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.56%
AssetsNet	$ 10,220,398
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 122,203
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,220,398
Number of Holdings*	6
Net Investment Advisory Fees	$122,203
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008397
Shareholder Report [Line Items]
Fund Name	Banks UltraSector ProFund
Class Name	Investor
Trading Symbol	BKPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$206	1.75%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.75%
AssetsNet	$ 10,001,107
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 63,783
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,001,107
Number of Holdings*	109
Investment Advisory Fees	$63,783
Portfolio Turnover	72%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Bancorp, Inc.	0.9%
NMI Holdings, Inc. - Class A	0.8%
Nicolet Bankshares, Inc.	0.8%
Park National Corp.	0.8%
First Bancorp	0.8%

C000008398
Shareholder Report [Line Items]
Fund Name	Banks UltraSector ProFund
Class Name	Service
Trading Symbol	BKPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$321	2.75%

Expenses Paid, Amount	$ 321
Expense Ratio, Percent	2.75%
AssetsNet	$ 10,001,107
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 63,783
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,001,107
Number of Holdings*	109
Investment Advisory Fees	$63,783
Portfolio Turnover	72%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Bancorp, Inc.	0.9%
NMI Holdings, Inc. - Class A	0.8%
Nicolet Bankshares, Inc.	0.8%
Park National Corp.	0.8%
First Bancorp	0.8%

C000008368
Shareholder Report [Line Items]
Fund Name	Bear ProFund
Class Name	Investor
Trading Symbol	BRPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$167	1.78%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.78%
AssetsNet	$ 5,479,890
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 36,239
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,479,890
Number of Holdings*	6
Net Investment Advisory Fees	$36,239
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008369
Shareholder Report [Line Items]
Fund Name	Bear ProFund
Class Name	Service
Trading Symbol	BRPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$259	2.78%

Expenses Paid, Amount	$ 259
Expense Ratio, Percent	2.78%
AssetsNet	$ 5,479,890
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 36,239
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,479,890
Number of Holdings*	6
Net Investment Advisory Fees	$36,239
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008429
Shareholder Report [Line Items]
Fund Name	Biotechnology UltraSector ProFund
Class Name	Investor
Trading Symbol	BIPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$213	1.36%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.36%
AssetsNet	$ 118,960,987
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 966,057
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$118,960,987
Number of Holdings*	154
Net Investment Advisory Fees	$966,057
Portfolio Turnover	129%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apogee Therapeutics, Inc.	1.3%
Oruka Therapeutics Inc	1.2%
Dianthus Therapeutics, Inc.	1.1%
Erasca, Inc.	1.1%
Twist Bioscience Corp.	1.1%

C000008430
Shareholder Report [Line Items]
Fund Name	Biotechnology UltraSector ProFund
Class Name	Service
Trading Symbol	BIPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$367	2.36%

Expenses Paid, Amount	$ 367
Expense Ratio, Percent	2.36%
AssetsNet	$ 118,960,987
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 966,057
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$118,960,987
Number of Holdings*	154
Net Investment Advisory Fees	$966,057
Portfolio Turnover	129%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apogee Therapeutics, Inc.	1.3%
Oruka Therapeutics Inc	1.2%
Dianthus Therapeutics, Inc.	1.1%
Erasca, Inc.	1.1%
Twist Bioscience Corp.	1.1%

C000229022
Shareholder Report [Line Items]
Fund Name	Bitcoin ProFund
Class Name	Investor
Trading Symbol	BTCFX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Bitcoin ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	1.08%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.08%
AssetsNet	$ 317,548,569
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 2,129,115
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$317,548,569
Number of Holdings*	3
Investment Advisory Fees	$2,129,115
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings

The Bitcoin ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

C000008334
Shareholder Report [Line Items]
Fund Name	Bull ProFund
Class Name	Investor
Trading Symbol	BLPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$152	1.40%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.40%
AssetsNet	$ 52,738,571
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 473,773
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$52,738,571
Number of Holdings*	510
Net Investment Advisory Fees	$473,773
Portfolio Turnover	148%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	4.4%
Apple, Inc.	4.1%
Microsoft Corp.	3.1%
Amazon.com, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%

C000008335
Shareholder Report [Line Items]
Fund Name	Bull ProFund
Class Name	Service
Trading Symbol	BLPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$260	2.40%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.40%
AssetsNet	$ 52,738,571
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 473,773
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$52,738,571
Number of Holdings*	510
Net Investment Advisory Fees	$473,773
Portfolio Turnover	148%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	4.4%
Apple, Inc.	4.1%
Microsoft Corp.	3.1%
Amazon.com, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%

C000008415
Shareholder Report [Line Items]
Fund Name	Communication Services UltraSector ProFund
Class Name	Investor
Trading Symbol	WCPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.75%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.75%
AssetsNet	$ 35,756,644
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 227,994
InvestmentCompanyPortfolioTurnover	599.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,756,644
Number of Holdings*	30
Net Investment Advisory Fees	$227,994
Portfolio Turnover	599%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	12.5%
Alphabet, Inc. - Class A	8.3%
Alphabet, Inc. - Class C	6.7%
AT&T, Inc.	3.6%
Verizon Communications, Inc.	3.6%

C000008416
Shareholder Report [Line Items]
Fund Name	Communication Services UltraSector ProFund
Class Name	Service
Trading Symbol	WCPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$271	2.75%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.75%
AssetsNet	$ 35,756,644
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 227,994
InvestmentCompanyPortfolioTurnover	599.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,756,644
Number of Holdings*	30
Net Investment Advisory Fees	$227,994
Portfolio Turnover	599%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	12.5%
Alphabet, Inc. - Class A	8.3%
Alphabet, Inc. - Class C	6.7%
AT&T, Inc.	3.6%
Verizon Communications, Inc.	3.6%

C000008431
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary UltraSector ProFund
Class Name	Investor
Trading Symbol	CYPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$167	1.65%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.65%
AssetsNet	$ 20,704,883
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 223,588
InvestmentCompanyPortfolioTurnover	371.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$20,704,883
Number of Holdings*	53
Net Investment Advisory Fees	$223,588
Portfolio Turnover	371%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	20.3%
Tesla, Inc.	11.7%
The Home Depot, Inc.	4.4%
McDonald's Corp.	3.3%
The TJX Cos., Inc.	3.3%

C000008432
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary UltraSector ProFund
Class Name	Service
Trading Symbol	CYPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$267	2.65%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.65%
AssetsNet	$ 20,704,883
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 223,588
InvestmentCompanyPortfolioTurnover	371.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$20,704,883
Number of Holdings*	53
Net Investment Advisory Fees	$223,588
Portfolio Turnover	371%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	20.3%
Tesla, Inc.	11.7%
The Home Depot, Inc.	4.4%
McDonald's Corp.	3.3%
The TJX Cos., Inc.	3.3%

C000008433
Shareholder Report [Line Items]
Fund Name	Consumer Staples UltraSector ProFund
Class Name	Investor
Trading Symbol	CNPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$185	1.78%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,636,662
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 10,782
InvestmentCompanyPortfolioTurnover	2673.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,636,662
Number of Holdings*	40
Net Investment Advisory Fees	$10,782
Portfolio Turnover	2673%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Walmart, Inc.	8.0%
Costco Wholesale Corp.	7.0%
The Coca-Cola Co.	5.6%
The Procter & Gamble Co.	5.5%
Philip Morris International, Inc.	4.9%

C000008434
Shareholder Report [Line Items]
Fund Name	Consumer Staples UltraSector ProFund
Class Name	Service
Trading Symbol	CNPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$288	2.78%

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,636,662
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 10,782
InvestmentCompanyPortfolioTurnover	2673.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,636,662
Number of Holdings*	40
Net Investment Advisory Fees	$10,782
Portfolio Turnover	2673%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Walmart, Inc.	8.0%
Costco Wholesale Corp.	7.0%
The Coca-Cola Co.	5.6%
The Procter & Gamble Co.	5.5%
Philip Morris International, Inc.	4.9%

C000251052
Shareholder Report [Line Items]
Fund Name	Ether ProFund
Class Name	Investor
Trading Symbol	ETHFX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Ether ProFund (the "Fund") for the period of August 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	1.55%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.55%
AssetsNet	$ 8,884,681
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 34,248
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,884,681
Number of Holdings*	3
Investment Advisory Fees	$34,248
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings

The Ether ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

C000008435
Shareholder Report [Line Items]
Fund Name	Energy UltraSector ProFund
Class Name	Investor
Trading Symbol	ENPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$203	1.58%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.58%
AssetsNet	$ 53,464,475
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 238,407
InvestmentCompanyPortfolioTurnover	573.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$53,464,475
Number of Holdings*	27
Net Investment Advisory Fees	$238,407
Portfolio Turnover	573%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ExxonMobil Holdings Corp.	17.6%
Chevron Corp.	13.0%
ConocoPhillips	5.2%
Marathon Petroleum Corp.	4.2%
Phillips 66	4.2%

C000008436
Shareholder Report [Line Items]
Fund Name	Energy UltraSector ProFund
Class Name	Service
Trading Symbol	ENPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$330	2.58%

Expenses Paid, Amount	$ 330
Expense Ratio, Percent	2.58%
AssetsNet	$ 53,464,475
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 238,407
InvestmentCompanyPortfolioTurnover	573.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$53,464,475
Number of Holdings*	27
Net Investment Advisory Fees	$238,407
Portfolio Turnover	573%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ExxonMobil Holdings Corp.	17.6%
Chevron Corp.	13.0%
ConocoPhillips	5.2%
Marathon Petroleum Corp.	4.2%
Phillips 66	4.2%

C000008338
Shareholder Report [Line Items]
Fund Name	Europe 30 ProFund
Class Name	Investor
Trading Symbol	UEPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$212	1.78%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.78%
AssetsNet	$ 9,515,757
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 35,210
InvestmentCompanyPortfolioTurnover	549.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,515,757
Number of Holdings*	30
Net Investment Advisory Fees	$35,210
Portfolio Turnover	549%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
HSBC Holdings PLC	6.5%
ARM Holdings PLC	6.5%
ASML Holding N.V.	6.4%
Shell PLC	5.1%
TotalEnergies S.E.	4.4%

C000008339
Shareholder Report [Line Items]
Fund Name	Europe 30 ProFund
Class Name	Service
Trading Symbol	UEPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$330	2.78%

Expenses Paid, Amount	$ 330
Expense Ratio, Percent	2.78%
AssetsNet	$ 9,515,757
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 35,210
InvestmentCompanyPortfolioTurnover	549.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,515,757
Number of Holdings*	30
Net Investment Advisory Fees	$35,210
Portfolio Turnover	549%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
HSBC Holdings PLC	6.5%
ARM Holdings PLC	6.5%
ASML Holding N.V.	6.4%
Shell PLC	5.1%
TotalEnergies S.E.	4.4%

C000008427
Shareholder Report [Line Items]
Fund Name	Falling U.S. Dollar ProFund
Class Name	Investor
Trading Symbol	FDPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,186,122
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,186,122
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008428
Shareholder Report [Line Items]
Fund Name	Falling U.S. Dollar ProFund
Class Name	Service
Trading Symbol	FDPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.78%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,186,122
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,186,122
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008437
Shareholder Report [Line Items]
Fund Name	Financials UltraSector ProFund
Class Name	Investor
Trading Symbol	FNPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$176	1.68%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.68%
AssetsNet	$ 9,761,801
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 94,016
InvestmentCompanyPortfolioTurnover	721.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,761,801
Number of Holdings*	83
Net Investment Advisory Fees	$94,016
Portfolio Turnover	721%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
JPMorgan Chase & Co.	8.4%
Berkshire Hathaway, Inc. - Class B	8.4%
Visa, Inc. - Class A	5.4%
MasterCard, Inc. - Class A	4.1%
Bank of America Corp.	3.6%

C000008438
Shareholder Report [Line Items]
Fund Name	Financials UltraSector ProFund
Class Name	Service
Trading Symbol	FNPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$280	2.68%

Expenses Paid, Amount	$ 280
Expense Ratio, Percent	2.68%
AssetsNet	$ 9,761,801
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 94,016
InvestmentCompanyPortfolioTurnover	721.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,761,801
Number of Holdings*	83
Net Investment Advisory Fees	$94,016
Portfolio Turnover	721%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
JPMorgan Chase & Co.	8.4%
Berkshire Hathaway, Inc. - Class B	8.4%
Visa, Inc. - Class A	5.4%
MasterCard, Inc. - Class A	4.1%
Bank of America Corp.	3.6%

C000008439
Shareholder Report [Line Items]
Fund Name	Health Care UltraSector ProFund
Class Name	Investor
Trading Symbol	HCPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.65%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.65%
AssetsNet	$ 11,859,846
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 144,945
InvestmentCompanyPortfolioTurnover	684.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,859,846
Number of Holdings*	65
Net Investment Advisory Fees	$144,945
Portfolio Turnover	684%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Eli Lilly & Co.	12.0%
Johnson & Johnson	8.2%
AbbVie, Inc.	5.9%
UnitedHealth Group, Inc.	5.0%
Merck & Co., Inc.	4.3%

C000008440
Shareholder Report [Line Items]
Fund Name	Health Care UltraSector ProFund
Class Name	Service
Trading Symbol	HCPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$311	2.65%

Expenses Paid, Amount	$ 311
Expense Ratio, Percent	2.65%
AssetsNet	$ 11,859,846
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 144,945
InvestmentCompanyPortfolioTurnover	684.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,859,846
Number of Holdings*	65
Net Investment Advisory Fees	$144,945
Portfolio Turnover	684%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Eli Lilly & Co.	12.0%
Johnson & Johnson	8.2%
AbbVie, Inc.	5.9%
UnitedHealth Group, Inc.	5.0%
Merck & Co., Inc.	4.3%

C000008441
Shareholder Report [Line Items]
Fund Name	Industrials UltraSector ProFund
Class Name	Investor
Trading Symbol	IDPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$199	1.78%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.78%
AssetsNet	$ 12,323,450
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 52,081
InvestmentCompanyPortfolioTurnover	2027.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$12,323,450
Number of Holdings*	88
Investment Advisory Fees	$52,081
Portfolio Turnover	2027%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
General Electric Co.	5.6%
Caterpillar, Inc.	5.6%
RTX Corp.	4.3%
GE Vernova, Inc.	4.0%
Union Pacific Corp.	2.6%

C000008442
Shareholder Report [Line Items]
Fund Name	Industrials UltraSector ProFund
Class Name	Service
Trading Symbol	IDPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$309	2.78%

Expenses Paid, Amount	$ 309
Expense Ratio, Percent	2.78%
AssetsNet	$ 12,323,450
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 52,081
InvestmentCompanyPortfolioTurnover	2027.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$12,323,450
Number of Holdings*	88
Investment Advisory Fees	$52,081
Portfolio Turnover	2027%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
General Electric Co.	5.6%
Caterpillar, Inc.	5.6%
RTX Corp.	4.3%
GE Vernova, Inc.	4.0%
Union Pacific Corp.	2.6%

C000008399
Shareholder Report [Line Items]
Fund Name	Internet UltraSector ProFund
Class Name	Investor
Trading Symbol	INPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$133	1.36%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.36%
AssetsNet	$ 79,021,966
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 661,364
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$79,021,966
Number of Holdings*	47
Net Investment Advisory Fees	$661,364
Portfolio Turnover	27%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	8.8%
Meta Platforms, Inc. - Class A	7.5%
Cisco Systems, Inc.	6.6%
Alphabet, Inc. - Class A	4.3%
Booking Holdings, Inc.	4.2%

C000008400
Shareholder Report [Line Items]
Fund Name	Internet UltraSector ProFund
Class Name	Service
Trading Symbol	INPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$230	2.36%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.36%
AssetsNet	$ 79,021,966
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 661,364
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$79,021,966
Number of Holdings*	47
Net Investment Advisory Fees	$661,364
Portfolio Turnover	27%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	8.8%
Meta Platforms, Inc. - Class A	7.5%
Cisco Systems, Inc.	6.6%
Alphabet, Inc. - Class A	4.3%
Booking Holdings, Inc.	4.2%

C000008360
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth ProFund
Class Name	Investor
Trading Symbol	LGPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.67%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.67%
AssetsNet	$ 16,768,154
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 149,059
InvestmentCompanyPortfolioTurnover	399.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$16,768,154
Number of Holdings*	154
Net Investment Advisory Fees	$149,059
Portfolio Turnover	399%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	13.9%
Microsoft Corp.	9.9%
Apple, Inc.	6.5%
Alphabet, Inc. - Class A	6.0%
Broadcom, Inc.	5.3%

C000008361
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth ProFund
Class Name	Service
Trading Symbol	LGPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$287	2.65%

Expenses Paid, Amount	$ 287
Expense Ratio, Percent	2.65%
AssetsNet	$ 16,768,154
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 149,059
InvestmentCompanyPortfolioTurnover	399.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$16,768,154
Number of Holdings*	154
Net Investment Advisory Fees	$149,059
Portfolio Turnover	399%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	13.9%
Microsoft Corp.	9.9%
Apple, Inc.	6.5%
Alphabet, Inc. - Class A	6.0%
Broadcom, Inc.	5.3%

C000008358
Shareholder Report [Line Items]
Fund Name	Large-Cap Value ProFund
Class Name	Investor
Trading Symbol	LVPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$194	1.78%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.78%
AssetsNet	$ 5,235,439
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 44,071
InvestmentCompanyPortfolioTurnover	1647.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,235,439
Number of Holdings*	443
Net Investment Advisory Fees	$44,071
Portfolio Turnover	1647%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apple, Inc.	7.7%
Amazon.com, Inc.	4.2%
ExxonMobil Holdings Corp.	2.2%
Walmart, Inc.	1.7%
Intel Corp.	1.5%

C000008359
Shareholder Report [Line Items]
Fund Name	Large-Cap Value ProFund
Class Name	Service
Trading Symbol	LVPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$301	2.78%

Expenses Paid, Amount	$ 301
Expense Ratio, Percent	2.78%
AssetsNet	$ 5,235,439
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 44,071
InvestmentCompanyPortfolioTurnover	1647.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,235,439
Number of Holdings*	443
Net Investment Advisory Fees	$44,071
Portfolio Turnover	1647%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apple, Inc.	7.7%
Amazon.com, Inc.	4.2%
ExxonMobil Holdings Corp.	2.2%
Walmart, Inc.	1.7%
Intel Corp.	1.5%

C000008419
Shareholder Report [Line Items]
Fund Name	Materials UltraSector ProFund
Class Name	Investor
Trading Symbol	BMPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.64%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.64%
AssetsNet	$ 34,180,888
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 166,956
InvestmentCompanyPortfolioTurnover	525.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$34,180,888
Number of Holdings*	31
Net Investment Advisory Fees	$166,956
Portfolio Turnover	525%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Linde PLC	10.0%
Newmont Corp.	4.5%
Freeport-McMoRan, Inc.	4.1%
The Sherwin-Williams Co.	3.8%
Ecolab, Inc.	3.6%

C000008420
Shareholder Report [Line Items]
Fund Name	Materials UltraSector ProFund
Class Name	Service
Trading Symbol	BMPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$289	2.64%

Expenses Paid, Amount	$ 289
Expense Ratio, Percent	2.64%
AssetsNet	$ 34,180,888
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 166,956
InvestmentCompanyPortfolioTurnover	525.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$34,180,888
Number of Holdings*	31
Net Investment Advisory Fees	$166,956
Portfolio Turnover	525%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Linde PLC	10.0%
Newmont Corp.	4.5%
Freeport-McMoRan, Inc.	4.1%
The Sherwin-Williams Co.	3.8%
Ecolab, Inc.	3.6%

C000008364
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth ProFund
Class Name	Investor
Trading Symbol	MGPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.78%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.78%
AssetsNet	$ 5,055,596
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 28,348
InvestmentCompanyPortfolioTurnover	370.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,055,596
Number of Holdings*	245
Net Investment Advisory Fees	$28,348
Portfolio Turnover	370%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Twilio, Inc. - Class A	1.6%
TechnipFMC PLC	1.6%
Curtiss-Wright Corp.	1.5%
Carpenter Technology Corp.	1.4%
ATI, Inc.	1.4%

C000008365
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth ProFund
Class Name	Service
Trading Symbol	MGPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$303	2.78%

Expenses Paid, Amount	$ 303
Expense Ratio, Percent	2.78%
AssetsNet	$ 5,055,596
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 28,348
InvestmentCompanyPortfolioTurnover	370.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,055,596
Number of Holdings*	245
Net Investment Advisory Fees	$28,348
Portfolio Turnover	370%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Twilio, Inc. - Class A	1.6%
TechnipFMC PLC	1.6%
Curtiss-Wright Corp.	1.5%
Carpenter Technology Corp.	1.4%
ATI, Inc.	1.4%

C000008352
Shareholder Report [Line Items]
Fund Name	Mid-Cap ProFund
Class Name	Investor
Trading Symbol	MDPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.78%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.78%
AssetsNet	$ 9,056,574
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 32,803
InvestmentCompanyPortfolioTurnover	710.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,056,574
Number of Holdings*	406
Net Investment Advisory Fees	$32,803
Portfolio Turnover	710%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Illumina, Inc.	0.3%
Twilio, Inc. - Class A	0.3%
TechnipFMC PLC	0.3%
Curtiss-Wright Corp.	0.3%
Carpenter Technology Corp.	0.3%

C000008353
Shareholder Report [Line Items]
Fund Name	Mid-Cap ProFund
Class Name	Service
Trading Symbol	MDPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$303	2.78%

Expenses Paid, Amount	$ 303
Expense Ratio, Percent	2.78%
AssetsNet	$ 9,056,574
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 32,803
InvestmentCompanyPortfolioTurnover	710.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,056,574
Number of Holdings*	406
Net Investment Advisory Fees	$32,803
Portfolio Turnover	710%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Illumina, Inc.	0.3%
Twilio, Inc. - Class A	0.3%
TechnipFMC PLC	0.3%
Curtiss-Wright Corp.	0.3%
Carpenter Technology Corp.	0.3%

C000008362
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value ProFund
Class Name	Investor
Trading Symbol	MLPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.78%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,498,423
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2574.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,498,423
Number of Holdings*	297
Investment Advisory Fees	$0
Portfolio Turnover	2574%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
US Foods Holding Corp.	1.3%
Reliance, Inc.	1.2%
TD SYNNEX Corp.	1.1%
Performance Food Group Co.	1.0%
Ovintiv, Inc.	1.0%

C000008363
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value ProFund
Class Name	Service
Trading Symbol	MLPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$302	2.78%

Expenses Paid, Amount	$ 302
Expense Ratio, Percent	2.78%
AssetsNet	$ 2,498,423
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2574.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,498,423
Number of Holdings*	297
Investment Advisory Fees	$0
Portfolio Turnover	2574%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
US Foods Holding Corp.	1.3%
Reliance, Inc.	1.2%
TD SYNNEX Corp.	1.1%
Performance Food Group Co.	1.0%
Ovintiv, Inc.	1.0%

C000008356
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	OTPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$154	1.40%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.40%
AssetsNet	$ 97,945,919
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 959,558
InvestmentCompanyPortfolioTurnover	308.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$97,945,919
Number of Holdings*	109
Net Investment Advisory Fees	$959,558
Portfolio Turnover	308%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.5%
Apple, Inc.	5.1%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.3%
Micron Technology, Inc.	2.9%

C000008357
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	OTPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$263	2.40%

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.40%
AssetsNet	$ 97,945,919
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 959,558
InvestmentCompanyPortfolioTurnover	308.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$97,945,919
Number of Holdings*	109
Net Investment Advisory Fees	$959,558
Portfolio Turnover	308%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.5%
Apple, Inc.	5.1%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.3%
Micron Technology, Inc.	2.9%

C000012315
Shareholder Report [Line Items]
Fund Name	Oil & Gas Equipment & Services UltraSector ProFund
Class Name	Investor
Trading Symbol	OEPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$233	1.53%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	1.53%
AssetsNet	$ 11,164,137
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 116,860
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,164,137
Number of Holdings*	40
Net Investment Advisory Fees	$116,860
Portfolio Turnover	211%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Oceaneering International, Inc.	3.9%
Cactus, Inc. - Class A	3.6%
TechnipFMC PLC	3.3%
Tidewater, Inc.	3.3%
Select Energy Services, Inc. - Class A	3.2%

C000012316
Shareholder Report [Line Items]
Fund Name	Oil & Gas Equipment & Services UltraSector ProFund
Class Name	Service
Trading Symbol	OEPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$383	2.53%

Expenses Paid, Amount	$ 383
Expense Ratio, Percent	2.53%
AssetsNet	$ 11,164,137
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 116,860
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,164,137
Number of Holdings*	40
Net Investment Advisory Fees	$116,860
Portfolio Turnover	211%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Oceaneering International, Inc.	3.9%
Cactus, Inc. - Class A	3.6%
TechnipFMC PLC	3.3%
Tidewater, Inc.	3.3%
Select Energy Services, Inc. - Class A	3.2%

C000008401
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals UltraSector ProFund
Class Name	Investor
Trading Symbol	PHPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$268	1.78%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	1.78%
AssetsNet	$ 8,551,923
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 22,030
InvestmentCompanyPortfolioTurnover	373.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,551,923
Number of Holdings*	70
Net Investment Advisory Fees	$22,030
Portfolio Turnover	373%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Crinetics Pharmaceuticals, Inc.	2.6%
MBX Biosciences, Inc.	2.3%
AtaiBeckley, Inc.	2.0%
Definium Therapeutics, Inc.	2.0%
Amylyx Pharmaceuticals, Inc.	1.6%

C000008402
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals UltraSector ProFund
Class Name	Service
Trading Symbol	PHPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$415	2.78%

Expenses Paid, Amount	$ 415
Expense Ratio, Percent	2.78%
AssetsNet	$ 8,551,923
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 22,030
InvestmentCompanyPortfolioTurnover	373.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,551,923
Number of Holdings*	70
Net Investment Advisory Fees	$22,030
Portfolio Turnover	373%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Crinetics Pharmaceuticals, Inc.	2.6%
MBX Biosciences, Inc.	2.3%
AtaiBeckley, Inc.	2.0%
Definium Therapeutics, Inc.	2.0%
Amylyx Pharmaceuticals, Inc.	1.6%

C000008403
Shareholder Report [Line Items]
Fund Name	Precious Metals UltraSector ProFund
Class Name	Investor
Trading Symbol	PMPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.37%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.37%
AssetsNet	$ 56,451,977
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 718,153
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$56,451,977
Number of Holdings*	51
Net Investment Advisory Fees	$718,153
Portfolio Turnover	166%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Newmont Corp.	13.2%
Agnico Eagle Mines, Ltd.	9.8%
Barrick Mining Corp.	8.1%
Wheaton Precious Metals Corp.	6.6%
Franco-Nevada Corp.	5.4%

C000008404
Shareholder Report [Line Items]
Fund Name	Precious Metals UltraSector ProFund
Class Name	Service
Trading Symbol	PMPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$297	2.37%

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	2.37%
AssetsNet	$ 56,451,977
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 718,153
InvestmentCompanyPortfolioTurnover	166.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$56,451,977
Number of Holdings*	51
Net Investment Advisory Fees	$718,153
Portfolio Turnover	166%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Newmont Corp.	13.2%
Agnico Eagle Mines, Ltd.	9.8%
Barrick Mining Corp.	8.1%
Wheaton Precious Metals Corp.	6.6%
Franco-Nevada Corp.	5.4%

C000008405
Shareholder Report [Line Items]
Fund Name	Real Estate UltraSector ProFund
Class Name	Investor
Trading Symbol	REPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.78%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,275,191
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3920.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,275,191
Number of Holdings*	37
Net Investment Advisory Fees	$0
Portfolio Turnover	3920%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Welltower, Inc.	8.4%
Prologis, Inc.	6.8%
Equinix, Inc.	5.1%
American Tower Corp. - Class A	4.1%
Simon Property Group, Inc.	3.8%

C000008406
Shareholder Report [Line Items]
Fund Name	Real Estate UltraSector ProFund
Class Name	Service
Trading Symbol	REPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$294	2.78%

Expenses Paid, Amount	$ 294
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,275,191
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3920.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,275,191
Number of Holdings*	37
Net Investment Advisory Fees	$0
Portfolio Turnover	3920%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Welltower, Inc.	8.4%
Prologis, Inc.	6.8%
Equinix, Inc.	5.1%
American Tower Corp. - Class A	4.1%
Simon Property Group, Inc.	3.8%

C000008421
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity 10 ProFund
Class Name	Investor
Trading Symbol	RTPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.78%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.78%
AssetsNet	$ 547,506
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$547,506
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008422
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity 10 ProFund
Class Name	Service
Trading Symbol	RTPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$281	2.78%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.78%
AssetsNet	$ 547,506
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$547,506
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008423
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity ProFund
Class Name	Investor
Trading Symbol	RRPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$179	1.73%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.73%
AssetsNet	$ 8,309,577
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 52,477
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,309,577
Number of Holdings*	6
Net Investment Advisory Fees	$52,477
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008424
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity ProFund
Class Name	Service
Trading Symbol	RRPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$281	2.73%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.73%
AssetsNet	$ 8,309,577
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 52,477
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,309,577
Number of Holdings*	6
Net Investment Advisory Fees	$52,477
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008425
Shareholder Report [Line Items]
Fund Name	Rising U.S. Dollar ProFund
Class Name	Investor
Trading Symbol	RDPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.78%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.78%
AssetsNet	$ 10,513,817
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 47,650
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,513,817
Number of Holdings*	6
Net Investment Advisory Fees	$47,650
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008426
Shareholder Report [Line Items]
Fund Name	Rising U.S. Dollar ProFund
Class Name	Service
Trading Symbol	RDPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$281	2.78%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.78%
AssetsNet	$ 10,513,817
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 47,650
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,513,817
Number of Holdings*	6
Net Investment Advisory Fees	$47,650
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008407
Shareholder Report [Line Items]
Fund Name	Semiconductor UltraSector ProFund
Class Name	Investor
Trading Symbol	SMPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.32%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.32%
AssetsNet	$ 663,153,927
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 4,288,776
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$663,153,927
Number of Holdings*	42
Net Investment Advisory Fees	$4,288,776
Portfolio Turnover	174%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	24.7%
Broadcom, Inc.	9.3%
Micron Technology, Inc.	4.7%
Advanced Micro Devices, Inc.	3.9%
Intel Corp.	2.2%

C000008408
Shareholder Report [Line Items]
Fund Name	Semiconductor UltraSector ProFund
Class Name	Service
Trading Symbol	SMPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$309	2.32%

Expenses Paid, Amount	$ 309
Expense Ratio, Percent	2.32%
AssetsNet	$ 663,153,927
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 4,288,776
InvestmentCompanyPortfolioTurnover	174.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$663,153,927
Number of Holdings*	42
Net Investment Advisory Fees	$4,288,776
Portfolio Turnover	174%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	24.7%
Broadcom, Inc.	9.3%
Micron Technology, Inc.	4.7%
Advanced Micro Devices, Inc.	3.9%
Intel Corp.	2.2%

C000236592
Shareholder Report [Line Items]
Fund Name	Short Bitcoin ProFund
Class Name	Investor
Trading Symbol	BITIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Bitcoin ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$152	1.16%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.16%
AssetsNet	$ 3,156,408
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,156,408
Number of Holdings*	3
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings

The Short Bitcoin ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

C000008386
Shareholder Report [Line Items]
Fund Name	Short Energy ProFund
Class Name	Investor
Trading Symbol	SNPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.78%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.78%
AssetsNet	$ 842,637
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$842,637
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008387
Shareholder Report [Line Items]
Fund Name	Short Energy ProFund
Class Name	Service
Trading Symbol	SNPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$217	2.53%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.53%
AssetsNet	$ 842,637
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$842,637
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008374
Shareholder Report [Line Items]
Fund Name	Short Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	SOPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$163	1.78%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.78%
AssetsNet	$ 3,353,365
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,353,365
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008375
Shareholder Report [Line Items]
Fund Name	Short Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	SOPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$254	2.78%

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.78%
AssetsNet	$ 3,353,365
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,353,365
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012306
Shareholder Report [Line Items]
Fund Name	Short Precious Metals ProFund
Class Name	Investor
Trading Symbol	SPPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.78%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.78%
AssetsNet	$ 15,792,214
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 98,420
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$15,792,214
Number of Holdings*	6
Investment Advisory Fees	$98,420
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012307
Shareholder Report [Line Items]
Fund Name	Short Precious Metals ProFund
Class Name	Service
Trading Symbol	SPPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$220	2.78%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.78%
AssetsNet	$ 15,792,214
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 98,420
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$15,792,214
Number of Holdings*	6
Investment Advisory Fees	$98,420
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008370
Shareholder Report [Line Items]
Fund Name	Short Real Estate ProFund
Class Name	Investor
Trading Symbol	SRPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.78%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.78%
AssetsNet	$ 698,804
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$698,804
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008371
Shareholder Report [Line Items]
Fund Name	Short Real Estate ProFund
Class Name	Service
Trading Symbol	SRPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$261	2.78%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.78%
AssetsNet	$ 698,804
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$698,804
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008372
Shareholder Report [Line Items]
Fund Name	Short Small-Cap ProFund
Class Name	Investor
Trading Symbol	SHPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$157	1.78%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.78%
AssetsNet	$ 735,184
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$735,184
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008373
Shareholder Report [Line Items]
Fund Name	Short Small-Cap ProFund
Class Name	Service
Trading Symbol	SHPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$244	2.78%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.78%
AssetsNet	$ 735,184
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$735,184
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008336
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth ProFund
Class Name	Investor
Trading Symbol	SGPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$203	1.78%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.78%
AssetsNet	$ 8,522,942
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 14,870
InvestmentCompanyPortfolioTurnover	540.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,522,942
Number of Holdings*	354
Net Investment Advisory Fees	$14,870
Portfolio Turnover	540%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Corcept Therapeutics, Inc.	1.2%
Viasat, Inc.	1.2%
Brinker International, Inc.	1.0%
Ryman Hospitality Properties, Inc.	1.0%
FormFactor, Inc.	0.9%

C000008337
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth ProFund
Class Name	Service
Trading Symbol	SGPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$315	2.78%

Expenses Paid, Amount	$ 315
Expense Ratio, Percent	2.78%
AssetsNet	$ 8,522,942
Holdings Count | Holding	354
Advisory Fees Paid, Amount	$ 14,870
InvestmentCompanyPortfolioTurnover	540.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,522,942
Number of Holdings*	354
Net Investment Advisory Fees	$14,870
Portfolio Turnover	540%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Corcept Therapeutics, Inc.	1.2%
Viasat, Inc.	1.2%
Brinker International, Inc.	1.0%
Ryman Hospitality Properties, Inc.	1.0%
FormFactor, Inc.	0.9%

C000008354
Shareholder Report [Line Items]
Fund Name	Small-Cap ProFund
Class Name	Investor
Trading Symbol	SLPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$206	1.78%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.78%
AssetsNet	$ 7,887,762
Holdings Count | Holding	1,966
Advisory Fees Paid, Amount	$ 38,872
InvestmentCompanyPortfolioTurnover	363.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$7,887,762
Number of Holdings*	1,966
Net Investment Advisory Fees	$38,872
Portfolio Turnover	363%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Hut 8 Corp.	0.1%
Moog, Inc. - Class A	0.1%
UMB Financial Corp.	0.1%
Cytokinetics, Inc.	0.1%
BrightSpring Health Services, Inc.	0.1%

C000008355
Shareholder Report [Line Items]
Fund Name	Small-Cap ProFund
Class Name	Service
Trading Symbol	SLPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$320	2.78%

Expenses Paid, Amount	$ 320
Expense Ratio, Percent	2.78%
AssetsNet	$ 7,887,762
Holdings Count | Holding	1,966
Advisory Fees Paid, Amount	$ 38,872
InvestmentCompanyPortfolioTurnover	363.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$7,887,762
Number of Holdings*	1,966
Net Investment Advisory Fees	$38,872
Portfolio Turnover	363%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Hut 8 Corp.	0.1%
Moog, Inc. - Class A	0.1%
UMB Financial Corp.	0.1%
Cytokinetics, Inc.	0.1%
BrightSpring Health Services, Inc.	0.1%

C000008366
Shareholder Report [Line Items]
Fund Name	Small-Cap Value ProFund
Class Name	Investor
Trading Symbol	SVPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$208	1.78%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.78%
AssetsNet	$ 7,565,910
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 67,862
InvestmentCompanyPortfolioTurnover	1721.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$7,565,910
Number of Holdings*	462
Net Investment Advisory Fees	$67,862
Portfolio Turnover	1721%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Match Group, Inc.	1.0%
Jackson Financial, Inc. - Class A	0.9%
CarMax, Inc.	0.9%
Eastman Chemical Co.	0.9%
Lincoln National Corp.	0.8%

C000008367
Shareholder Report [Line Items]
Fund Name	Small-Cap Value ProFund
Class Name	Service
Trading Symbol	SVPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$324	2.78%

Expenses Paid, Amount	$ 324
Expense Ratio, Percent	2.78%
AssetsNet	$ 7,565,910
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 67,862
InvestmentCompanyPortfolioTurnover	1721.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$7,565,910
Number of Holdings*	462
Net Investment Advisory Fees	$67,862
Portfolio Turnover	1721%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Match Group, Inc.	1.0%
Jackson Financial, Inc. - Class A	0.9%
CarMax, Inc.	0.9%
Eastman Chemical Co.	0.9%
Lincoln National Corp.	0.8%

C000008409
Shareholder Report [Line Items]
Fund Name	Technology UltraSector ProFund
Class Name	Investor
Trading Symbol	TEPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.41%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.41%
AssetsNet	$ 110,364,644
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 726,703
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$110,364,644
Number of Holdings*	79
Net Investment Advisory Fees	$726,703
Portfolio Turnover	113%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	11.4%
Apple, Inc.	10.6%
Microsoft Corp.	8.1%
Broadcom, Inc.	4.3%
Advanced Micro Devices, Inc.	3.5%

C000008410
Shareholder Report [Line Items]
Fund Name	Technology UltraSector ProFund
Class Name	Service
Trading Symbol	TEPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$295	2.41%

Expenses Paid, Amount	$ 295
Expense Ratio, Percent	2.41%
AssetsNet	$ 110,364,644
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 726,703
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$110,364,644
Number of Holdings*	79
Net Investment Advisory Fees	$726,703
Portfolio Turnover	113%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	11.4%
Apple, Inc.	10.6%
Microsoft Corp.	8.1%
Broadcom, Inc.	4.3%
Advanced Micro Devices, Inc.	3.5%

C000008376
Shareholder Report [Line Items]
Fund Name	UltraBear ProFund
Class Name	Investor
Trading Symbol	URPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	1.78%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,487,430
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 35,628
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,487,430
Number of Holdings*	6
Investment Advisory Fees	$35,628
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008377
Shareholder Report [Line Items]
Fund Name	UltraBear ProFund
Class Name	Service
Trading Symbol	URPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$229	2.63%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.63%
AssetsNet	$ 4,487,430
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 35,628
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,487,430
Number of Holdings*	6
Investment Advisory Fees	$35,628
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008340
Shareholder Report [Line Items]
Fund Name	UltraBull ProFund
Class Name	Investor
Trading Symbol	ULPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$154	1.33%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.33%
AssetsNet	$ 179,294,208
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 1,353,469
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$179,294,208
Number of Holdings*	510
Net Investment Advisory Fees	$1,353,469
Portfolio Turnover	156%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.9%
Apple, Inc.	5.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.2%
Alphabet, Inc. - Class A	2.5%

C000008341
Shareholder Report [Line Items]
Fund Name	UltraBull ProFund
Class Name	Service
Trading Symbol	ULPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$269	2.33%

Expenses Paid, Amount	$ 269
Expense Ratio, Percent	2.33%
AssetsNet	$ 179,294,208
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 1,353,469
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$179,294,208
Number of Holdings*	510
Net Investment Advisory Fees	$1,353,469
Portfolio Turnover	156%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.9%
Apple, Inc.	5.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.2%
Alphabet, Inc. - Class A	2.5%

C000057897
Shareholder Report [Line Items]
Fund Name	UltraChina ProFund
Class Name	Investor
Trading Symbol	UGPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.52%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.52%
AssetsNet	$ 19,129,810
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 193,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,129,810
Number of Holdings*	52
Net Investment Advisory Fees	$193,000
Portfolio Turnover	123%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	17.9%
PDD Holdings, Inc.	10.1%
NetEase, Inc.	6.7%
JD.com, Inc.	6.5%
BeOne Medicines, Ltd.	4.6%

C000057898
Shareholder Report [Line Items]
Fund Name	UltraChina ProFund
Class Name	Service
Trading Symbol	UGPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$219	2.52%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.52%
AssetsNet	$ 19,129,810
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 193,000
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,129,810
Number of Holdings*	52
Net Investment Advisory Fees	$193,000
Portfolio Turnover	123%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	17.9%
PDD Holdings, Inc.	10.1%
NetEase, Inc.	6.7%
JD.com, Inc.	6.5%
BeOne Medicines, Ltd.	4.6%

C000008346
Shareholder Report [Line Items]
Fund Name	UltraDow 30 ProFund
Class Name	Investor
Trading Symbol	UDPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$165	1.40%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.40%
AssetsNet	$ 47,660,030
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 318,561
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$47,660,030
Number of Holdings*	36
Net Investment Advisory Fees	$318,561
Portfolio Turnover	8%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	8.2%
Caterpillar, Inc.	6.6%
Microsoft Corp.	3.8%
UnitedHealth Group, Inc.	3.4%
Amgen, Inc.	3.1%

C000008347
Shareholder Report [Line Items]
Fund Name	UltraDow 30 ProFund
Class Name	Service
Trading Symbol	UDPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$280	2.40%

Expenses Paid, Amount	$ 280
Expense Ratio, Percent	2.40%
AssetsNet	$ 47,660,030
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 318,561
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$47,660,030
Number of Holdings*	36
Net Investment Advisory Fees	$318,561
Portfolio Turnover	8%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	8.2%
Caterpillar, Inc.	6.6%
Microsoft Corp.	3.8%
UnitedHealth Group, Inc.	3.4%
Amgen, Inc.	3.1%

C000024060
Shareholder Report [Line Items]
Fund Name	UltraEmerging Markets ProFund
Class Name	Investor
Trading Symbol	UUPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$203	1.78%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.78%
AssetsNet	$ 11,473,074
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 106,491
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,473,074
Number of Holdings*	56
Net Investment Advisory Fees	$106,491
Portfolio Turnover	211%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	15.8%
Alibaba Group Holding, Ltd.	13.5%
HDFC Bank, Ltd.	4.2%
ICICI Bank, Ltd.	3.7%
PDD Holdings, Inc.	3.2%

C000024061
Shareholder Report [Line Items]
Fund Name	UltraEmerging Markets ProFund
Class Name	Service
Trading Symbol	UUPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$315	2.78%

Expenses Paid, Amount	$ 315
Expense Ratio, Percent	2.78%
AssetsNet	$ 11,473,074
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 106,491
InvestmentCompanyPortfolioTurnover	211.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,473,074
Number of Holdings*	56
Net Investment Advisory Fees	$106,491
Portfolio Turnover	211%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	15.8%
Alibaba Group Holding, Ltd.	13.5%
HDFC Bank, Ltd.	4.2%
ICICI Bank, Ltd.	3.7%
PDD Holdings, Inc.	3.2%

C000024071
Shareholder Report [Line Items]
Fund Name	UltraInternational ProFund
Class Name	Investor
Trading Symbol	UNPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$214	1.78%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	1.78%
AssetsNet	$ 4,735,019
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 44,970
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,735,019
Number of Holdings*	6
Net Investment Advisory Fees	$44,970
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024072
Shareholder Report [Line Items]
Fund Name	UltraInternational ProFund
Class Name	Service
Trading Symbol	UNPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$333	2.78%

Expenses Paid, Amount	$ 333
Expense Ratio, Percent	2.78%
AssetsNet	$ 4,735,019
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 44,970
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,735,019
Number of Holdings*	6
Net Investment Advisory Fees	$44,970
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008350
Shareholder Report [Line Items]
Fund Name	UltraJapan ProFund
Class Name	Investor
Trading Symbol	UJPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$247	1.52%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	1.52%
AssetsNet	$ 40,134,110
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 293,042
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$40,134,110
Number of Holdings*	6
Net Investment Advisory Fees	$293,042
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008351
Shareholder Report [Line Items]
Fund Name	UltraJapan ProFund
Class Name	Service
Trading Symbol	UJPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$407	2.52%

Expenses Paid, Amount	$ 407
Expense Ratio, Percent	2.52%
AssetsNet	$ 40,134,110
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 293,042
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$40,134,110
Number of Holdings*	6
Net Investment Advisory Fees	$293,042
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034818
Shareholder Report [Line Items]
Fund Name	UltraLatin America ProFund
Class Name	Investor
Trading Symbol	UBPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$266	1.78%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	1.78%
AssetsNet	$ 17,583,717
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 124,217
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,583,717
Number of Holdings*	41
Investment Advisory Fees	$124,217
Portfolio Turnover	214%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Petroleo Brasileiro S.A.	13.6%
Vale S.A.	9.6%
Itau Unibanco Holding S.A.	8.5%
America Movil S.A.B. de C.V.	4.2%
Banco Bradesco S.A.	3.9%

C000034819
Shareholder Report [Line Items]
Fund Name	UltraLatin America ProFund
Class Name	Service
Trading Symbol	UBPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$412	2.78%

Expenses Paid, Amount	$ 412
Expense Ratio, Percent	2.78%
AssetsNet	$ 17,583,717
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 124,217
InvestmentCompanyPortfolioTurnover	214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,583,717
Number of Holdings*	41
Investment Advisory Fees	$124,217
Portfolio Turnover	214%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Petroleo Brasileiro S.A.	13.6%
Vale S.A.	9.6%
Itau Unibanco Holding S.A.	8.5%
America Movil S.A.B. de C.V.	4.2%
Banco Bradesco S.A.	3.9%

C000008342
Shareholder Report [Line Items]
Fund Name	UltraMid-Cap ProFund
Class Name	Investor
Trading Symbol	UMPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$163	1.39%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.39%
AssetsNet	$ 46,630,664
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 271,684
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$46,630,664
Number of Holdings*	406
Net Investment Advisory Fees	$271,684
Portfolio Turnover	70%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Illumina, Inc.	0.6%
Twilio, Inc. - Class A	0.5%
TechnipFMC PLC	0.5%
Curtiss-Wright Corp.	0.5%
Carpenter Technology Corp.	0.5%

C000008343
Shareholder Report [Line Items]
Fund Name	UltraMid-Cap ProFund
Class Name	Service
Trading Symbol	UMPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$278	2.39%

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	2.39%
AssetsNet	$ 46,630,664
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 271,684
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$46,630,664
Number of Holdings*	406
Net Investment Advisory Fees	$271,684
Portfolio Turnover	70%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Illumina, Inc.	0.6%
Twilio, Inc. - Class A	0.5%
TechnipFMC PLC	0.5%
Curtiss-Wright Corp.	0.5%
Carpenter Technology Corp.	0.5%

C000008348
Shareholder Report [Line Items]
Fund Name	UltraNasdaq-100 ProFund
Class Name	Investor
Trading Symbol	UOPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.36%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.36%
AssetsNet	$ 1,269,615,878
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 9,810,229
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,269,615,878
Number of Holdings*	109
Net Investment Advisory Fees	$9,810,229
Portfolio Turnover	55%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	6.3%
Apple, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.8%
Micron Technology, Inc.	3.3%

C000008349
Shareholder Report [Line Items]
Fund Name	UltraNasdaq-100 ProFund
Class Name	Service
Trading Symbol	UOPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$277	2.36%

Expenses Paid, Amount	$ 277
Expense Ratio, Percent	2.36%
AssetsNet	$ 1,269,615,878
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 9,810,229
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,269,615,878
Number of Holdings*	109
Net Investment Advisory Fees	$9,810,229
Portfolio Turnover	55%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	6.3%
Apple, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.8%
Micron Technology, Inc.	3.3%

C000057903
Shareholder Report [Line Items]
Fund Name	UltraShort China ProFund
Class Name	Investor
Trading Symbol	UHPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.78%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,261,665
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,261,665
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000057904
Shareholder Report [Line Items]
Fund Name	UltraShort China ProFund
Class Name	Service
Trading Symbol	UHPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$266	2.63%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.63%
AssetsNet	$ 2,261,665
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,261,665
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008382
Shareholder Report [Line Items]
Fund Name	UltraShort Dow 30 ProFund
Class Name	Investor
Trading Symbol	UWPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.78%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,435,993
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,435,993
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008383
Shareholder Report [Line Items]
Fund Name	UltraShort Dow 30 ProFund
Class Name	Service
Trading Symbol	UWPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$238	2.78%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,435,993
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,435,993
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024074
Shareholder Report [Line Items]
Fund Name	UltraShort Emerging Markets ProFund
Class Name	Investor
Trading Symbol	UVPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$147	1.78%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,197,376
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,197,376
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024075
Shareholder Report [Line Items]
Fund Name	UltraShort Emerging Markets ProFund
Class Name	Service
Trading Symbol	UVPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$228	2.78%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,197,376
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,197,376
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024083
Shareholder Report [Line Items]
Fund Name	UltraShort International ProFund
Class Name	Investor
Trading Symbol	UXPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$147	1.78%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.78%
AssetsNet	$ 1,684,725
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,684,725
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024084
Shareholder Report [Line Items]
Fund Name	UltraShort International ProFund
Class Name	Service
Trading Symbol	UXPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$229	2.78%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.78%
AssetsNet	$ 1,684,725
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,684,725
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024080
Shareholder Report [Line Items]
Fund Name	UltraShort Japan ProFund
Class Name	Investor
Trading Symbol	UKPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.79%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.79%
AssetsNet	$ 2,157,537
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,157,537
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024081
Shareholder Report [Line Items]
Fund Name	UltraShort Japan ProFund
Class Name	Service
Trading Symbol	UKPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$186	2.79%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	2.79%
AssetsNet	$ 2,157,537
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,157,537
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034786
Shareholder Report [Line Items]
Fund Name	UltraShort Latin America ProFund
Class Name	Investor
Trading Symbol	UFPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$127	1.78%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.78%
AssetsNet	$ 349,906
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$349,906
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000034787
Shareholder Report [Line Items]
Fund Name	UltraShort Latin America ProFund
Class Name	Service
Trading Symbol	UFPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$196	2.76%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	2.76%
AssetsNet	$ 349,906
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$349,906
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008378
Shareholder Report [Line Items]
Fund Name	UltraShort Mid-Cap ProFund
Class Name	Investor
Trading Symbol	UIPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.78%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.78%
AssetsNet	$ 389,095
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$389,095
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008379
Shareholder Report [Line Items]
Fund Name	UltraShort Mid-Cap ProFund
Class Name	Service
Trading Symbol	UIPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$236	2.78%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.78%
AssetsNet	$ 389,095
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$389,095
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008384
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq-100 ProFund
Class Name	Investor
Trading Symbol	USPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.74%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.74%
AssetsNet	$ 14,865,424
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 117,564
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$14,865,424
Number of Holdings*	6
Net Investment Advisory Fees	$117,564
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008385
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq-100 ProFund
Class Name	Service
Trading Symbol	USPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$226	2.74%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.74%
AssetsNet	$ 14,865,424
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 117,564
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$14,865,424
Number of Holdings*	6
Net Investment Advisory Fees	$117,564
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008380
Shareholder Report [Line Items]
Fund Name	UltraShort Small-Cap ProFund
Class Name	Investor
Trading Symbol	UCPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.78%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.78%
AssetsNet	$ 2,442,734
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 8,715
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,442,734
Number of Holdings*	6
Net Investment Advisory Fees	$8,715
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008381
Shareholder Report [Line Items]
Fund Name	UltraShort Small-Cap ProFund
Class Name	Service
Trading Symbol	UCPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$205	2.64%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	2.64%
AssetsNet	$ 2,442,734
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 8,715
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,442,734
Number of Holdings*	6
Net Investment Advisory Fees	$8,715
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008344
Shareholder Report [Line Items]
Fund Name	UltraSmall-Cap ProFund
Class Name	Investor
Trading Symbol	UAPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$197	1.50%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.50%
AssetsNet	$ 57,249,003
Holdings Count | Holding	1,969
Advisory Fees Paid, Amount	$ 420,624
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$57,249,003
Number of Holdings*	1,969
Net Investment Advisory Fees	$420,624
Portfolio Turnover	95%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moog, Inc. - Class A	0.3%
Hut 8 Corp.	0.3%
UMB Financial Corp.	0.3%
Cytokinetics, Inc.	0.2%
Viasat, Inc.	0.2%

C000008345
Shareholder Report [Line Items]
Fund Name	UltraSmall-Cap ProFund
Class Name	Service
Trading Symbol	UAPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$327	2.50%

Expenses Paid, Amount	$ 327
Expense Ratio, Percent	2.50%
AssetsNet	$ 57,249,003
Holdings Count | Holding	1,969
Advisory Fees Paid, Amount	$ 420,624
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$57,249,003
Number of Holdings*	1,969
Net Investment Advisory Fees	$420,624
Portfolio Turnover	95%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moog, Inc. - Class A	0.3%
Hut 8 Corp.	0.3%
UMB Financial Corp.	0.3%
Cytokinetics, Inc.	0.2%
Viasat, Inc.	0.2%

C000008417
Shareholder Report [Line Items]
Fund Name	U.S. Government Plus ProFund
Class Name	Investor
Trading Symbol	GVPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$167	1.70%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.70%
AssetsNet	$ 2,268,884
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 6,227
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,268,884
Number of Holdings*	6
Investment Advisory Fees	$6,227
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008418
Shareholder Report [Line Items]
Fund Name	U.S. Government Plus ProFund
Class Name	Service
Trading Symbol	GVPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$264	2.70%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.70%
AssetsNet	$ 2,268,884
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 6,227
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,268,884
Number of Holdings*	6
Investment Advisory Fees	$6,227
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000008413
Shareholder Report [Line Items]
Fund Name	Utilities UltraSector ProFund
Class Name	Investor
Trading Symbol	UTPIX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.85%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.85%
AssetsNet	$ 7,837,745
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 148,475
InvestmentCompanyPortfolioTurnover	822.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$7,837,745
Number of Holdings*	37
Net Investment Advisory Fees	$148,475
Portfolio Turnover	822%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NextEra Energy, Inc.	11.1%
The Southern Co.	6.5%
Duke Energy Corp.	6.0%
Constellation Energy Corp.	5.1%
American Electric Power Co., Inc.	4.2%

C000008414
Shareholder Report [Line Items]
Fund Name	Utilities UltraSector ProFund
Class Name	Service
Trading Symbol	UTPSX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$289	2.85%

Expenses Paid, Amount	$ 289
Expense Ratio, Percent	2.85%
AssetsNet	$ 7,837,745
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 148,475
InvestmentCompanyPortfolioTurnover	822.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$7,837,745
Number of Holdings*	37
Net Investment Advisory Fees	$148,475
Portfolio Turnover	822%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NextEra Energy, Inc.	11.1%
The Southern Co.	6.5%
Duke Energy Corp.	6.0%
Constellation Energy Corp.	5.1%
American Electric Power Co., Inc.	4.2%